Right-of-use of assets (Details) R$ in Thousands	Jun. 30, 2020 BRL (R$)
Statement Line Items [Line Items]
First-time adoption	R$ 92,794
New contracts	28,966
Adjustments	4,693
(-) Depreciation / Amortization	(25,638)
Exchange rate variation	278
Ending balance, net	101,093
Total cost	126,731
Cumulative depreciation	(25,638)
Ending balance, net	101,093
Land - Farms [Member]
Statement Line Items [Line Items]
First-time adoption	87,209
New contracts	28,365
Adjustments	6,873
(-) Depreciation / Amortization	(23,335)
Exchange rate variation	251
Ending balance, net	99,363
Total cost	122,698
Cumulative depreciation	(23,335)
Ending balance, net	R$ 99,363
Land - Farms [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Annual depreciation rates (weighted average) - %	10.00%
Land - Farms [Member] | Top of range [Member]
Statement Line Items [Line Items]
Annual depreciation rates (weighted average) - %	25.00%
Buildings and improvements [Member]
Statement Line Items [Line Items]
First-time adoption	R$ 538
New contracts
Adjustments	331
(-) Depreciation / Amortization	(580)
Exchange rate variation	3
Ending balance, net	292
Total cost	872
Cumulative depreciation	(580)
Ending balance, net	R$ 292
Annual depreciation rates (weighted average) - %	50.00%
Vehicles and Agricultural Machinery [Member]
Statement Line Items [Line Items]
First-time adoption	R$ 5,047
New contracts	601
Adjustments	(2,511)
(-) Depreciation / Amortization	(1,723)
Exchange rate variation	24
Ending balance, net	1,438
Total cost	3,161
Cumulative depreciation	(1,723)
Ending balance, net	R$ 1,438
Annual depreciation rates (weighted average) - %	50.00%